Other provisions (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Maturities of provisions	$ 2,718,299	$ 3,036,098	$ 2,996,052
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	325,331	496,302	576,587
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,392,968	2,539,796	$ 2,419,465
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,500,727	2,656,140
Not later than one year [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	256,669	253,757
Not later than one year [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,244,058	2,402,383
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	193,901	181,075
Later than one year and not later than five years [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	44,991	180,012
Later than one year and not later than five years [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	148,910	1,063
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	23,671	198,883
Later than five years [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	23,671	62,533
Later than five years [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	$ 0	$ 136,350